Other Liabilities (Details) - Schedule of the maturities of accounts payable due to acquisition R$ in Thousands	12 Months Ended
Jun. 30, 2021 BRL (R$)
Other Liabilities (Details) - Schedule of the maturities of accounts payable due to acquisition [Line Items]
Maturities of accounts payable due to acquisition	R$ 52,428
1 year [Member]
Other Liabilities (Details) - Schedule of the maturities of accounts payable due to acquisition [Line Items]
Maturities of accounts payable due to acquisition	45,133
2 years [Member]
Other Liabilities (Details) - Schedule of the maturities of accounts payable due to acquisition [Line Items]
Maturities of accounts payable due to acquisition	R$ 7,295